CONTRACTUAL COMMITMENTS AND CONTINGENCIES - Contractual Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital commitments
Acquisition of tangible assets contracted for	$ 178	$ 146	$ 120
Acquisition of tangible assets not contracted for	259	547	367
Capital commitments	437	693	487
Purchase obligations [Abstract]
Purchase obligations	1,011	1,047	1,273
Within one year
Purchase obligations [Abstract]
Purchase obligations	436	423	391
- thereafter
Purchase obligations [Abstract]
Purchase obligations	575	624	882
Joint ventures
Capital commitments
Capital commitments	0	4	12
Project capital
Capital commitments
Capital commitments	194	401	287
Project capital | Within one year
Capital commitments
Capital commitments	155	337	216
Project capital | - thereafter
Capital commitments
Capital commitments	39	64	71
Stay-in-business capital
Capital commitments
Capital commitments	243	292	200
Stay-in-business capital | Within one year
Capital commitments
Capital commitments	$ 243	$ 292	$ 200